Employee costs and share plans for employees - Bonus and share plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Share plans
Bonus and share plans
Expense from share-based payment arrangements, equity settled | $	$ 579	$ 619	$ 615
Bonus plans | US
Bonus and share plans
Number of Bonus plans operated by entity | plan	2
AstraZeneca Deferred Bonus Plan
Bonus and share plans
Deferral period for bonus	3 years